Cover	Apr. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-08097
Entity Registrant Name	Valaris plc
Entity Central Index Key	0000314808
Entity Tax Identification Number	98-1589854
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	44 (0) 20
Local Phone Number	7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Valaris plc
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	VAL
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	VAL WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Cannon Place
Entity Address, Address Line Two	78 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N6AF